Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Hedging Derivatives [Abstract]
Schedule of fair value of derivatives qualifying for hedge accounting

	Millions of euros
	2017		2016		2015
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Fair value hedges	3,607	6,968	4,678	5,696	4,620	5,786
Of which: Portfolio
hedges	1,058	1,920	1,525	2,329	426	2,168
Cash flow hedges	4,416	947	5,349	1,324	2,449	3,021
Hedges of net investments in foreign operations	514	129	350	1,136	658	130
	8,537	8,044	10,377	8,156	7,727	8,937